Net Loss Per Share Attributable To Common Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Share Attributable To Common Stockholders
14. Net loss per share attributable to common stockholders
The following outstanding potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have been anti-dilutive (on an as-converted
basis).

	Nine months ended September 30,
	2021	2020
Redeemable convertible preferred stock	—	1,209,599
Class A common stock options issued and outstanding	2,894,671	164,588
Unvested restricted stock awards	4,137	—

Total	2,898,808	1,374,187

13. Net loss per common share
The following outstanding potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have been anti-dilutive (on an as-converted
basis).

	December 31,
	2019	2020
Redeemable convertible preferred stock	1,209,599	15,774,014
Class A common stock options issued and outstanding	158,599	1,855,507
Unvested restricted stock awards	10,340	41,363

Total	1,378,538	17,670,884